Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising maximum number of actual shares delivered, Senior management (Details) - Senior Management - shares
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Deferred conditional variable remuneration plan and linked to objectives (2016)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	0	114,006
Deferred conditional variable remuneration plan and linked to objectives (2017)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	11,046	107,891
Deferred conditional variable remuneration plan and linked to objectives (2018)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	72,734	79,037
Deferred conditional variable remuneration plan and linked to objectives (2019)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	88,352	288,041
Deferred conditional variable remuneration plan and linked to objectives (2020)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	292,737	360,614
Deferred conditional variable remuneration plan and linked to objectives (2021)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	456,206	2,556,117
Deferred conditional variable remuneration plan and linked to objectives (2022)
Disclosure of transactions between related parties [line items]
Number of shares delivered (in shares)	2,070,634	0